Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 31,295	$ 4,537	¥ 94,510	¥ 38,595
Gross unrealized losses (downward adjustments excluding impairment)	0	0	0	(495)
Net unrealized gains on equity securities held	31,295	4,537	94,510	38,100
Net realized gains on equity securities sold	0	0	0	0
Total net gains recognized in other income, net	¥ 31,295	$ 4,537	¥ 94,510	¥ 38,100